Fair value measurements	12 Months Ended
Dec. 31, 2025
Fair value measurements
Fair value measurements

23.Fair value measurements

Fair value reflects the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and considers assumptions that market participants would use when pricing the assets or liabilities.

The Group applies a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. This guidance specifies a hierarchy of valuation techniques, which is based on whether the inputs into the valuation technique are observable or unobservable. The hierarchy is as follows:

Level 1—Valuation techniques in which all significant inputs are unadjusted quoted prices from active markets for assets or liabilities that are identical to the assets or liabilities being measured.

Level 2—Valuation techniques in which significant inputs include quoted prices from active markets for assets or liabilities that are similar to the assets or liabilities being measured and/or quoted prices for assets or liabilities that are identical or similar to the assets or liabilities being measured from markets that are not active. Also, model-derived valuations in which all significant inputs and significant value drivers are observable in active markets are Level 2 valuation techniques.

Level 3—Valuation techniques in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are valuation technique inputs that reflect the Group’s own assumptions about the assumptions that market participants would use in pricing an asset or liability.

The fair value guidance describes three main approaches to measure the fair value of assets and liabilities: (1) market approach; (2) income approach and (3) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset.

When available, the Group uses quoted market prices to determine the fair value of an asset or liability. If quoted market prices are not available, the Group will measure fair value using valuation techniques that use, when possible, current market-based or independently sourced market parameters, such as interest rates and currency rates.

The following table sets forth the financial instruments measured or disclosed at fair value on a recurring basis by level within the fair value hierarchy as of December 31, 2024 and 2025:

	As of December 31, 2024
	Level 1	Level 2	Level 3	Total
	RMB	RMB	RMB	RMB
Assets
Available-for-sale debt investments (i)	—	—	283,054	283,054

23.Fair value measurements (continued)

	As of December 31, 2025
	Level 1	Level 2	Level 3	Total
	RMB	RMB	RMB	RMB
Assets
Available-for-sale debt investments (i)	—	—	163,027	163,027
(i)	Available-for-sale debt investments are investments made by the Group without readily determinable fair values as set out in Note 9, which were categorized as Level 3 in the fair value hierarchy. These investments were valued based on a model utilizing unobservable inputs requiring significant management judgment and estimation. The Company uses a combination of valuation methodologies, including income approaches based on the Company’s best estimate, which is determined by using information including but not limited to future cash flow forecasts, liquidity factors and multiples of a selection of comparable companies.

Management determined the fair value of Level 3 investments based on income approach using various unobservable inputs. The determination of the fair value required significant judgement by management with respect to the assumptions and estimates for risk-free rate, weighted average cost of capital and probability in equity allocation for income approach.

For the year ended December 31, 2024, the Company recognized credit impairment and non - credit losses with aggregated amounts of RMB66,339 and RMB79,119 respectively related to these available - for - sale debt investments.

For the year ended December 31, 2025, the Company recognized credit impairment and non - credit losses with aggregated amounts of RMB76,458 and RMB43,569 respectively related to these available - for - sale debt investments.

The roll forward of Level 3 investments are as follows:

Total
Fair value of Level 3 investments as at December 31, 2023	428,512
New additions	—
Recognised in net loss	(66,339)
Recognised in other comprehensive income (loss)	(79,119)
Fair value of Level 3 investments as at December 31, 2024	283,054
New additions	—
Recognised in net loss	(76,458)
Recognised in other comprehensive income (loss)	(43,569)
Fair value of Level 3 investments as at December 31, 2025	163,027

23.Fair value measurements (continued)

Fair value measurement on a non-recurring basis

The Group measures investments without readily determinable fair value on a non-recurring basis when impairment charges and fair value change due to observable price change are recognized.

An observable price change is usually resulting from new rounds of financing of the investees. The Group determines whether the securities offered in new rounds of financing are similar to the equity securities held by the Group by comparing the rights and obligations of the securities. When the securities offered in new rounds of financing are determined to be similar to the securities held by the Group, the Group adjusts the observable price of the similar security to determine the amount that should be recorded as an adjustment in the carrying value of the security to reflect the current fair value of the security held by the Group by using the back-solve method based on the equity allocation model with adoption of some key parameters such as risk-free rate and equity volatility or market approach by using the selection of comparable companies operating in similar businesses and etc. For the years ended December 31, 2024 and 2025, no gain or loss on fair value changes of investment were recognized due to the observable price change of the investments without readily determinable fair value.

Certain privately held investments accounted for using the measurement alternative election were measured using significant unobservable inputs (Level 3) and written down from their respective carrying values to fair values, considering factors including, but not limited to, (i) adverse performance and cash flow forecasts of investees; (ii) adverse industry developments affecting investees; and (iii) adverse regulatory, social, economic or other developments affecting investees. For the years ended December 31, 2023, 2024 and 2025, an impairment charge of RMB210,813, RMB166,127 and RMB43,698 was recognized as an impairment loss for these equity investments without readily determinable fair values. As of December 31, 2024 and 2025, the fair value of these impaired investments measured at Level 3 inputs were RMB15,438 and RMB33,541 respectively. The fair value of the privately held investments was measured based on significant inputs as detailed in Note 9.

Apart from the short-term investments, equity investments measured at fair value through earnings and available-for-sale debt investments, the Group’s other financial instruments principally consist of cash and cash equivalents, short-term deposits, long-term deposits, accounts receivable, net, other receivables, prepaid assets and amounts due from related parties, net, accounts payable, certain accrued expenses. These financial instruments are recorded at cost which approximates fair value.